Basis of Preparation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of Preparation
3. Basis of Preparation
3.1. Declaration of conformity
The consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS® Accounting Standards), issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee (IFRIC® Interpretations) or its predecessor, the Standing Interpretations Committee (SIC® Interpretations), and disclose all relevant information specific to the financial statements, and only that information, which is consistent with that used by management in its management.
The issuance of these consolidated financial statements was authorized by the Board of Directors on April 15, 2026.
3.2. Basis of measurement
The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments measured at fair value, as described in the respective accounting policies and notes.
3.3. Functional and presentation currency
The consolidated financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Amounts are presented in thousands of reais and are rounded to the nearest thousand, unless otherwise indicated.
3.4. Use of estimates and judgments
In the preparation of these consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies of the Company and its subsidiaries. Actual results may differ from those estimates, which are reviewed on a continuous basis. The revisions to the estimates are recognized prospectively. Areas that require a higher level of judgment and are more complex, as well as those in which proposals and estimates are significant for consolidated financial projections, are as follows:
•Notes 4.2.7, 20, and 32.2.10 - Derivative financial instruments: mark-to-market of energy purchase and sale contracts and calculation of fair value in swap and hedge transactions;
•Notes 4.3 and 8 - Sectorial financial assets and liabilities: forecast of values that will be included in the tariff review process;
•Notes 4.4 and 9 - Accounts receivable related to the concession: forecast of cash flows and the indemnifiable balance of the concession contracts;
•Notes 4.5 and 10 - Contract assets: definition of the contract remuneration rate, allocation of price to performance obligations and forecast of cash flows;
•Notes 4.7 and 15 - Property, plant and equipment: estimated useful life of assets;
•Notes 4.8 and 16 - Intangible assets: estimated useful life of assets;
•Notes 4.9.1 and 7.2 - Expected Credit Losses: estimate of amounts that will not be received;
•Notes 4.9.2 and 15.4 - Impairment of non-financial assets: definition of assumptions, determination of the discount rate and forecast of cash flows;
•Notes 4.10 and 26 - Provisions for legal claims and contingent liabilities: estimated losses on legal claims;
•Notes 4.10 and 12.3 - Provision for allocation of PIS and Cofins credits: assessment of amounts that may be required to be refunded to consumers;
•Notes 4.11, 28 and 32.2.9 - Revenue recognition: estimate of unbilled amounts, construction margin and provision for non-performance of wind farms;
•Notes 4.12 and 12.1 - Deferred income tax and social contribution: forecast of future taxable income for recoverability of taxes;
•Notes 4.13 and 21 - Post-employment benefits: actuarial assumptions for evaluating pension and assistance plans;
•Notes 4.14 and 27.4 - Share-based remuneration: calculation of the fair value of Long-Term Incentive Plan (ILP) grants;
•Notes 4.15 and 24 - Right to Use Assets and Lease Liabilities: definition of the discount rate for contracts.
•Notes 4.16 and 37 - Assets held for sale and discontinued operations: assessment of sale as highly probable.
3.5. Management’s judgment on going concern
Management has concluded that there are no material uncertainties that cast doubt on the Company's ability to continue as a going concern. It is reasonable to expect that the Company has adequate resources to continue as a going concern for the foreseeable future, and no events or conditions have been identified that would individually or collectively cast significant doubt on the Company's ability to continue as a going concern.
The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term public concessions; (ii) equity value; (iii) operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets outlined in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.